Expenses	6 Months Ended
Jun. 30, 2026
Expenses And Net Other Income [Abstract]
Expenses
18.
Expenses
A.
Changes in inventories and raw materials and consumables used

Details of changes in inventories and raw materials and consumables used is as follows:

(In thousand Euros)	June 30, 2026	June 30, 2025
Consumption of finished goods, raw materials and other consumables	30,696	44,687
Scrap stock, slow moving & obsolete accrual	1,339	318
Work carried out by other companies	1,427	2,085
Total	33,462	47,090

B.
Operating expenses

Operating expenses are mainly as follows:

(In thousand Euros)	June 30, 2026	June 30, 2025
Marketing expenses	1,252	1,400
External temporary workers	692	712
Professional services	3,887	4,883
Office expense	2,423	3,034
Delivery	1,726	2,568
Custom duty, tax, penalties	456	535
Utilities and similar expenses	1,392	2,058
Insurance premium	596	767
Short-term and low value leases (see note 9)	353	297
Bank Services	141	268
Travel expenses	761	504
Repairs	638	911
Warranty provision	(674)	(777)
Other impairments and losses (see note 11)	544	177
Expected credit loss for trade and other receivables (see note 11)	(294)	(199)
Other	1,135	4,015
Total	15,028	21,153

C.
Net other income

Net other income are mainly as follows:

(In thousand Euros)	June 30, 2026	June 30, 2025
Subsidies (Note 16)	1,185	374
Impact of disposals Right of Use (Note 9)	1,181	—
Other	(681)	(494)
Total	1,685	(120)